UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-1464

Smith Barney Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

FUNDS, INC.

SHORT-TERM

INVESTMENT GRADE

BOND FUND

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   JUNE 30, 2004

NOT FDIC INSURED  •  NOT BANK GUARANTEED  •  MAY LOSE VALUE

WHAT’S  INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The bond markets pulled back over the last six months amid signs of a strengthening economy, renewed inflationary pressures, and rising interest rates. In general, returns on most sectors of the fixed-income market were flat to slightly negative. (As you know, bond prices generally decline as interest rates rise.) Since January 1, 2004, the yield on the benchmark 30-year Treasury bond jumped from 5.075% to end June at 5.29%, while the 30-year Treasury bond’s total return over the entire six months was slightly negative.

As widely anticipated over recent months, the Federal Reserve Bank (the “Fed”) finally raised its federal funds ratei target to 1.25% from 1.00%, which had been its lowest level in more than 40 years. Although the market fully expected the 25 basis-pointii hike in the federal funds rate, the wording of the statement following the meeting still generated some anxiety. The Fed reiterated that it would increase rates “at a pace that is likely to be measured” but added, “the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.”

The U.S. economy’s quarterly pace of growth continued to advance over the period at a rate that significantly exceeded levels in early 2003.iii Even the U.S. labor market, which generated lackluster results throughout 2003, grew significantly over the period.iv Given the combination of strong gross domestic product (“GDP”)v results, comments from the Fed about a more robust economy, improvement in job growth and a pick-up in inflation, the economy has appeared to be firing on all cylinders. However, investors’ reaction to the progress of the recovery generated more pronounced concerns about the prospects of rising interest rates.

Concerns about a rising-rate environment exerted pressure on prices of U.S. Treasury bonds, causing their yields to rise sharply, particularly in April. In general, mortgage-backed securities and U.S. Agencies held up slightly better than 10-year U.S. Treasuries on a total return basis over the six-month period.vi Short-term U.S. Treasury bills finished in slightly positive territory, also

1       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

outperforming U.S. Treasury bonds (whose prices are more sensitive to interest rate movements than shorter-term Treasuries due to the bonds’ longer maturities).

Short-term corporate bonds slightly outperformed their longer-term counterparts for the period. Although credit fundamentals remain strong in the sector, the market has already absorbed most of the best fundamental news and is now beginning to focus on profits and shareholder initiatives at the expense of bondholders. On the technical side, new issuance continues to be relatively light which bodes well for spreads as demand for product has kept pace.

Performance Review

For the six months ended June 30, 2004, Class A shares of the Smith Barney Funds, Inc. – Short-Term Investment Grade Bond Fund, excluding sales charges, returned –0.09%. These shares underperformed the fund’s unmanaged benchmark, the Citigroup Treasury/Government Sponsored/Credit (1-5 Year) Index,vii which returned –0.02% for the same period. The fund’s Lipper short-term investment grade bond funds category average returned 0.01%.1

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2004

(excluding sales charges)

6 Months

Short-Term Investment Grade Bond Fund — Class A Shares	-0.09%

Citigroup Treasury/Government Sponsored/Credit (1-5 Year) Index	-0.02%

Lipper Short-Term Investment Grade Funds Category Average	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned –0.32%, Class C shares returned –0.34% and Class Y shares returned –0.13% over the six months ended June 30, 2004.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 184 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

2       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Special Shareholder Notice

Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 20, 2004

3       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The fund is subject to fluctuations in share prices as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the fund’s shares. The fund’s investments may be subject to prepayment risks. See prospectus for details. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
iii	Source: Based upon gross domestic product data from the Bureau of Economic Analysis. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iv	Based upon data from the U.S. Department of Labor.
[v]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
vi	Based upon data from Lehman Brothers based upon the respective returns of Lehman sub-indices for each respective class of fixed-income securities. Returns and yields will fluctuate. Past performance is no guarantee of future results.
vii	The Citigroup Treasury/Government Sponsored/Credit (1-5 Year) Index is a broad measure of the performance of short-term U.S. Treasury and corporate fixed-income securities.

4       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited)	June 30, 2004

FACE AMOUNT		SECURITY	VALUE

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 19.4%
U.S. Government Obligations — 3.7%
		U.S. Treasury Notes:
$4,300,000		6.125% due 8/15/07 (a)	$4,666,343
2,600,000		3.250% due 1/15/09	2,550,844
3,500,000		3.000% due 2/15/09	3,392,540
3,000,000		4.000% due 6/15/09	3,026,604
			13,636,331
U.S. Government Agency Mortgage Pass-Throughs — 12.3%
1,805,907		Federal Home Loan Mortgage Corp., 5.950% due 6/1/31 (b)	1,836,989
		Federal National Mortgage Association:
346,407		5.936% due 5/1/32 (b)	353,693
2,194,764		5.279% due 8/1/32 (b)	2,220,396
4,553,599		4.822% due 12/1/32 (b)(c)	4,575,308
4,273,092		4.690% due 1/1/33 (b)	4,320,610
1,680,595		4.707% due 2/1/33 (b)	1,706,279
2,484,982		4.895% due 2/1/33 (b)	2,538,076
3,190,467		4.495% due 4/1/33 (b)	3,196,991
4,248,507		4.709% due 4/1/33 (b)	4,319,867
2,743,683		4.342% due 6/1/33 (b)	2,760,336
4,274,645		4.510% due 6/1/33 (b)	4,279,360
4,222,706		4.003% due 5/1/34 (b)	4,154,723
10,000,000		4.500% due 12/1/99 (d)(e)	9,771,880
			46,034,508
U.S. Government Agency Bonds and Notes — 3.4%
2,500,000		Fannie Mae, Benchmark Notes, 3.250% due 2/15/09	2,411,185
2,300,000		Federal Home Loan Bank Corp., Global Bonds, 5.125% due 3/6/06	2,388,396
7,400,000		Federal Home Loan Mortgage Corp., Reference Notes,
		5.500% due 7/15/06 (c)	7,747,689
			12,547,270
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost — $73,481,292)	72,218,109
FACE AMOUNT	RATING(f)	SECURITY	VALUE
CORPORATE BONDS AND NOTES — 48.8%
Auto Parts — 0.7%
2,650,000	A	Johnson Controls Inc., Notes, 5.000% due 11/15/06	2,753,096
Banking — 8.6%
2,000,000	A+	ABN AMRO Bank N.V., Sub. Notes, 7.125% due 6/18/07	2,190,222
3,035,000	A2*	BB&T Corp., Sub. Notes, 6.375% due 6/30/05	3,150,779
3,000,000	AA-	Fifth Third Bank, Notes, 2.700% due 1/30/07	2,959,227

See Notes to Financial Statements.

5        Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(f)	SECURITY	VALUE

Banking — 8.6% (continued)
$2,490,000	Aa2*	FleetBoston Financial Corp., Sr. Medium-Term Notes, Series T, 4.200% due 11/30/07	$2,528,157
2,092,000	A1*	Key Bank N.A., Notes, 5.000% due 7/17/07	2,178,927
2,750,000	A+	Marshall & Ilsey Bank N.A., Certificates of Deposit, 1.568% due 3/10/05	2,739,512
2,233,000	A1*	NBD Bancorp, Inc., Sub. Notes, 7.125% due 5/15/07	2,436,020
3,300,000	AA-	Suntrust Banks, Inc., Sr. Notes, 2.125% due 1/30/06	3,279,731
3,325,000	AA-	U.S. Bank N.A., Notes, 2.870% due 2/1/07	3,270,028
900,000	A1*	Wachovia Corp., Sub. Notes, 6.400% due 4/1/08	970,565
1,800,000	A-	Washington Mutual Finance Corp., Sr. Notes, 6.250% due 5/15/06	1,906,949
2,350,000	Aa1*	Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10 (b)	2,462,325
2,000,000	A3*	Zions Bancorp., Sr. Notes, 2.700% due 5/1/06	1,985,940
			32,058,382
Basic Materials — 0.1%
300,000	BBB	Weyerhaeuser Co., Notes, 5.500% due 3/15/05	306,396
Brokerage — 3.2%
2,275,000	A1*	The Bear Stearns Co. Inc., Notes, 6.500% due 5/1/06	2,409,177
2,050,000	Aa3*	Credit Suisse First Boston (USA) Inc., Notes, 5.750% due 4/15/07	2,161,434
2,300,000	Aa3*	Goldman Sachs Group, L.P., Notes, 4.125% due 1/15/08	2,308,844
2,300,000	A1*	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	2,297,256
2,550,000	Aa3*	Morgan Stanley, Notes, 5.800% due 4/1/07	2,698,165
			11,874,876
Capital Goods — 0.7%
475,000	BBB	Northrop Grumman Corp., Notes, 8.625% due 10/15/04	483,655
2,000,000	A	United Technologies Corp., Notes, 7.000% due 9/15/06	2,153,812
			2,637,467
Commercial Services & Supplies — 0.7%
2,450,000	A	Cintas Corp. No. 2, Sr. Notes, 5.125% due 6/1/07	2,568,176
Consumer Cyclical — 3.0%
2,500,000	A	Costco Wholesale Corp., Sr. Notes, 7.125% due 6/15/05	2,602,358
3,275,000	AA	The Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	3,415,003
2,150,000	A-	VF Corp., Notes, 8.100% due 10/1/05	2,288,995
3,175,000	AA	Wal-Mart Stores, Inc., Notes, 3.375% due 10/1/08	3,088,996
			11,395,352
Consumer Non-Cyclical — 9.4%
2,800,000	AA	Abbott Laboratories, Notes, 5.625% due 7/1/06	2,940,367
2,364,000	A	Brown-Forman Corp., Notes, 2.125% due 3/15/06	2,335,819
2,300,000	A	Campbell Soup Co., Notes, 5.500% due 3/15/07	2,412,302
3,500,000	AA-	Colgate-Palmolive Co., Notes, 5.340% due 3/27/06	3,649,331

See Notes to Financial Statements.

6        Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(f)	SECURITY	VALUE

Consumer Non-Cyclical — 9.4% (continued)
$2,225,000	A+	Diageo Capital PLC, Notes, 3.500% due 11/19/07	$2,201,003
2,500,000	AA	Eli Lilly & Co., Notes, 5.500% due 7/15/06	2,624,198
3,532,000	AA-	The Gillette Co., Notes, 3.500% due 10/15/07	3,546,767
		Kimberly-Clark Corp., Notes:
2,000,000	Aa2*	4.500% due 7/30/05 (g)	2,038,764
3,022,000	Aa2*	7.100% due 8/1/07	3,347,288
1,960,000	A	McDonald’s Corp., Medium-Term Notes, 5.375% due 4/30/07	2,053,512
2,600,000	AAA	Merck & Co., Inc., Notes, 5.250% due 7/1/06	2,716,795
2,250,000	A-	Nabisco Inc., Notes, 6.375% due 2/1/05	2,291,515
2,000,000	AA-	Sysco Corp., Notes, 4.750% due 7/30/05	2,040,802
1,000,000	BBB	Tyson Foods Inc., Notes, 6.625% due 10/1/04	1,008,473
			35,206,936
Energy — 2.5%
2,250,000	A-	Conoco Funding Co., Notes, 5.450% due 10/15/06 (c)	2,356,412
2,700,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	2,620,936
2,365,000	A2*	FPL Group Capital Inc., Notes, 3.250% due 4/11/06	2,373,273
1,830,000	A	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	1,975,381
			9,326,002
Finance Captive — 2.2%
3,025,000	Aa3*	American Express Credit Corp., Medium-Term Notes, Series B, 1.420% due 9/19/06 (b)	3,031,549
2,000,000	A3*	Ford Motor Credit Co., Notes, 7.600% due 8/1/05	2,094,268
2,780,000	AAA	Toyota Motor Credit Corp., Medium-Term Notes, 5.650% due 1/15/07	2,925,922
			8,051,739
Finance Non-Captive — 4.5%
2,000,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series K, 5.625% due 5/15/07	2,098,826
3,250,000	AAA	General Electric Capital Corp., Global Medium-Term Notes, Series A, 3.500% due 8/15/07	3,234,819
2,325,000	A1*	Household Finance Corp., Notes, 5.750% due 1/30/07	2,443,859
2,500,000	A	SLM Corp., Medium-Term Notes, Series A, 1.390% due 7/25/07 (b)	2,506,105
2,750,000	A-	Textron Financial Corp., Notes, 2.750% due 6/1/06	2,727,813
		TIAA Global Markets:
600,000	AAA	Notes, 5.000% due 3/1/07 (g)	623,279
3,070,000	AAA	Sr. Notes, 3.875% due 1/22/08 (g)	3,070,764
			16,705,465
Insurance — 8.8%
3,425,000	AAA	AIG SunAmerica Global Funding IX, Notes, 5.100% due 1/17/07 (g)	3,561,853
3,500,000	AA	Allstate Financial Global Funding, Notes, 2.500% due 6/20/08 (g)	3,301,837

See Notes to Financial Statements.

7        Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(f)	SECURITY	VALUE

Insurance — 8.8% (continued)
$1,929,000	A	The Chubb Corp., Notes, 6.150% due 8/15/05	$1,998,812
2,404,000	A-	The Hartford Financial Services Group Inc., Sr. Notes, 2.375% due 6/1/06	2,366,101
3,600,000	AA	Metropolitan Life Global Funding I, Notes, 2.600% due 6/19/08 (g)	3,409,398
3,000,000	AA	Monumental Global Funding II, Secured Notes, 3.450% due 11/30/07 (g)	2,993,712
3,100,000	AA	Principal Life Global Funding I, Secured Notes, 5.125% due 6/28/07 (g)	3,233,672
3,520,000	AA	Protective Life U.S. Funding Trust, Notes, 5.875% due 8/15/06 (g)	3,714,075
2,625,000	A	UnitedHealth Group Inc., Notes, 3.300% due 1/30/08	2,567,912
2,825,000	AAA	USAA Capital Corp., Notes, 4.000% due 12/10/07 (g)	2,850,778
2,725,000	A-	WellPoint Health Networks, Inc., Notes, 6.375% due 6/15/06	2,890,418
			32,888,568
Media — 0.5%
1,800,000	A-	CBS, Inc., Sr. Notes, 7.150% due 5/20/05	1,870,702
Publishing — 0.7%
2,500,000	A-	Reed Elsevier Capital Inc., Notes, 6.125% due 8/1/06	2,637,897
Telecommunications — 2.1%
500,000	BBB	AT&T Wireless Services Inc., Sr. Notes, 6.875% due 4/18/05	517,057
2,000,000	A+	Cingular Wireless LLC, Notes, 5.625% due 12/15/06	2,092,054
2,500,000	A+	SBC Communications Inc., Notes, 5.750% due 5/2/06	2,617,145
2,375,000	A+	Verizon Global Funding Corp., Notes, 6.125% due 6/15/07	2,532,771
			7,759,027
Utilities — 1.1%
1,550,000	A	Alabama Power Co., Sr. Notes, 4.875% due 9/1/04	1,557,299
2,289,000	A3*	United Utilities PLC, Notes, 6.450% due 4/1/08	2,472,697
			4,029,996
		TOTAL CORPORATE BONDS AND NOTES (Cost — $182,840,267)	182,070,077
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.8%
3,447,494	AAA	Bank of America Mortgage Securities, Series 2004-3, Class 1A17, 4.000% due 4/25/34	3,432,950
		Countrywide Home Loans:
2,954,121	AAA	Series 2003-HYB1, Class 1A1, 3.814% due 5/19/33 (b)	2,938,701
867,183	AAA	Series 2003-HYB3, Class 6A1, 3.996% due 11/19/33 (b)	866,807
		Federal Home Loan Mortgage Corp:
24,452	AAA	Series 2489, Class A, 5.500% due 12/15/13	24,456
835,533	AAA	Series 2525, Class AM, 4.500% due 4/15/32	837,448

See Notes to Financial Statements.

8        Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(f)	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.8% (continued)
		Fannie Mae:
$434,180	AAA	Series 2002-W3, Class A2, 5.500% due 10/25/21	$436,345
5,000,000	AAA	Series 2003-W6, Class 1A21, 3.279% due 10/25/42 (c)	5,015,250
4,403,801	AAA	Series 2003-W8, Class 4A, 4.329% due 11/25/42 (b)(c)	4,647,489
5,000,000	AAA	Series 2003-W12, Class 2A3, 2.420% due 6/25/43 (c)	4,876,527
1,965,408	AAA	Series 2003-W14, Class 1A1, 1.950% due 9/25/43 (c)	1,960,646
2,000,000	AAA	Series 2003-W15, Class 2A4, 4.250% due 8/25/43	1,982,098
2,878,330	AAA	Series 2004-T2, Class 2A, 4.228% due 7/25/43 (b)	2,972,253
1,245,939	AAA	FHLMC Structured Pass Through Securities, Series T-51, Class 1A, 6.500% due 9/25/43	1,302,396
2,333,995	AA-	GSR Mortgage Trust, Series 2002-10, Class B2, 4.763% due 11/25/32 (b)	2,355,599
1,082,059	AAA	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A1, 5.146% due 4/15/35	1,102,445
1,949,570	AAA	MASTR Adjustable Rate Mortgages Trust, Series 2002-4, Class 3A1, 5.175% due 11/25/32 (b)	1,979,662
		MASTR Asset Securitization Trust:
411,270	AAA	Series 2003-4, Class 6A2, 4.375% due 5/25/33	399,678
1,890,489	AAA	Series 2004-1, Class 1A1, 5.000% due 2/25/34	1,863,674
		Merrill Lynch Mortgage Investors, Inc.:
4,500,000	AAA	Series 2003-A5, Class 2A3, 3.246% due 8/25/33 (b)	4,483,899
1,958,029	AAA	Series 2003-A6, Class 1A, 3.897% due 9/25/33 (b)	1,963,961
		Structured Adjustable Rate Mortgage Loan Trust:
2,773,721	AAA	Series 2004-2, Class 4A1, 4.260% due 3/25/34 (b)	2,762,192
1,854,529	AAA	Series 2004-4, Class 3A1, 3.640% due 4/25/34 (b)	1,819,757
1,415,914	AAA	Series 2004-5, Class 1A, 4.548% due 5/25/34 (b)	1,431,717
2,897,462	AAA	Series 2004-7, Class A1, 1.570% due 6/25/34 (b)	2,894,660
		Structured Asset Securities Corp.:
2,458,020	AA+	Series 2001-7A, Class B2, 6.000% due 5/25/31 (b)	2,472,188
1,893,967	A	Series 2002-11A, Class B2II, 5.783% due 6/25/32 (b)	1,944,653
2,153,726	A	Series 2002-16A, Class B2II, 6.689% due 8/25/32 (b)	2,190,730
2,924,594	A	Series 2002-3, Class B2, 6.500% due 3/25/32	3,043,762
4,307,061	AAA	Series 2002-8A, Class 7A1, 2.703% due 5/25/32 (b)	4,384,695
985,481	AAA	Series 2003-28XS, Class A1, 2.500% due 9/25/33 (b)	986,108
2,500,000	AAA	Series 2003-36XS, Class A2, 3.420% due 11/25/33 (b)	2,469,828
		Washington Mutual Mortgage Securities Corp.:
3,665,426	AAA	Series 2002-S3, Class 1B2, 6.500% due 6/25/32	3,812,784
3,126,605	AAA	Series 2002-AR14, Class A1, 4.400% due 11/25/32 (b)	3,151,168
2,548,964	AAA	Series 2003-AR5, 4.210% due 6/25/33 (b)	2,552,812
3,562,494	Aaa*	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A17, 4.500% due 6/25/33	3,591,671
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $85,422,100)	84,951,009

See Notes to Financial Statements.

9        Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(f)	SECURITY	VALUE
ASSET-BACKED SECURITIES — 1.6%
$3,000,000	AA	Countrywide Inc., Series 2002-S3, Class M1, 4.800% due 5/25/32	$3,037,271
3,000,000	AAA	Hertz Vehicle Financing LLC, Series 2004-1A, Class A2, 2.380% due 5/25/08 (g)	2,912,342
		TOTAL ASSET-BACKED SECURITIES (Cost — $6,083,566)	5,949,613
SOVEREIGN/SUPRANATIONAL BONDS AND NOTES — 1.9%
Canada — 0.7%
2,525,000	AA	Province of Ontario, Notes, 3.282% due 3/28/08	2,465,764
Italy — 0.7%
2,550,000	AA-	Republic of Italy, Global Notes, 4.375% due 10/25/06	2,616,303
Supranational — 0.5%
2,000,000	AAA	International Bank for Reconstruction and Development, Global Notes, 3.500% due 10/22/04	2,011,190
		TOTAL SOVEREIGN/SUPRANATIONAL BONDS AND NOTES (Cost — $7,143,853)	7,093,257
REPURCHASE AGREEMENT — 5.5%
20,510,000		Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds at maturity — $20,510,855; (Fully collateralized by various U.S. government agency obligations and The International Bank for Reconstruction and Development Debentures, 1.445% to 8.250% due 7/15/04 to 9/1/16; Market value — $21,113,328) (Cost — $20,510,000)	20,510,000
		TOTAL INVESTMENTS — 100.0% (Cost — $375,481,078**)	$372,792,065
(a)	A portion of this security is held as collateral for open futures contracts.
(b)	Variable rate security.
(c)	All or a portion of this security is segregated for open futures contracts and/or to-be-announced securities.
(d)	Security acquired under mortgage dollar roll agreement (See Note 6).
(e)	Security is traded on a to-be-announced basis (See Note 7).
(f)	All ratings are by Standard & Poor’s Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody’s Investors Service.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Directors.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10        Smith Barney Funds, Inc.       |      2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A

—  Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

—  Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Baa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

—  Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—  Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—  Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

—  Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

11       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	June 30, 2004

ASSETS:
Investments, at value (Cost — $375,481,078)	$372,792,065
Cash	528
Interest receivable	3,156,307
Receivable for Fund shares sold	756,254
Principal payments receivable	188,058
Receivable from broker — variation margin	75,000
Prepaid expenses	28,891

Total Assets	376,997,103

LIABILITIES:
Payable for securities purchased	17,526,178
Dividends payable	445,498
Payable for Fund shares reacquired	312,834
Management fee payable	131,493
Distribution plan fees payable	16,640
Accrued expenses	41,226

Total Liabilities	18,473,869

Total Net Assets	$358,523,234

NET ASSETS:
Par value of capital shares	$855,293
Capital paid in excess of par value	363,539,219
Overdistributed net investment income	(604,402)
Accumulated net realized loss from investment transactions and futures contracts	(2,677,531)
Net unrealized depreciation of investments and futures contracts	(2,589,345)

Total Net Assets	$358,523,234

Shares Outstanding:
Class A	21,710,512

Class B	1,403,228

Class C	6,236,450

Class Y	56,179,089

Net Asset Value:
Class A (and redemption price)	$4.19

Class B *	$4.19

Class C (and redemption price)	$4.20

Class Y (and redemption price)	$4.19

Maximum Public Offering Price Per Share:
Class A (net asset value plus 2.04% of net asset value per share)	$4.28

*	Redemption price is NAV of Class B shares reduced by a 5.00% contingent deferred sales charge if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

12        Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
Interest	$5,453,676

EXPENSES:
Management fee (Note 2)	771,224
Distribution plan fees (Note 8)	230,828
Transfer agency services (Note 8)	46,213
Shareholder communications (Note 8)	30,596
Registration fees	24,107
Custody	21,783
Audit and legal	17,284
Directors’ fees	919
Other	3,652

Total Expenses	1,146,606

Net Investment Income	4,307,070

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 3 AND 5):
Realized Loss From:
Investment transactions	(38,250)
Futures contracts	(129,659)

Net Realized Loss	(167,909)

Change in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts:
Beginning of period	1,939,678
End of period	(2,589,345)

Increase in Net Unrealized Depreciation	(4,529,023)

Net Loss on Investments and Futures Contracts	(4,696,932)

Decrease in Net Assets From Operations	$(389,862)

See Notes to Financial Statements.

13        Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

	2004	2003
OPERATIONS:
Net investment income	$4,307,070	$7,627,361
Net realized gain (loss)	(167,909)	3,366,685
Increase in net unrealized depreciation	(4,529,023)	(4,154,663)

Increase (Decrease) in Net Assets From Operations	(389,862)	6,839,383

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 9):
Net investment income	(4,923,026)	(8,800,830)

Decrease in Net Assets From Distributions to Shareholders	(4,923,026)	(8,800,830)

FUND SHARE TRANSACTIONS (NOTE 10):
Net proceeds from sale of shares	73,141,902	195,903,028
Net asset value of shares issued for reinvestment of dividends	1,183,432	2,963,537
Cost of shares reacquired	(31,353,544)	(106,523,492)

Increase in Net Assets From Fund Share Transactions	42,971,790	92,343,073

Increase in Net Assets	37,658,902	90,381,626
NET ASSETS:
Beginning of period	320,864,332	230,482,706

End of period*	$358,523,234	$320,864,332

* Includes undistributed (overdistributed) net investment income of:	$(604,402)	$11,554

See Notes to Financial Statements.

14        Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

The Short-Term Investment Grade Bond Fund (“Fund”), a separate investment fund of the Smith Barney Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of the Fund and two other separate investment funds: Large Cap Value Fund and U.S. Government Securities Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities, other than U.S. government agencies, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; ( j) the character of income and gains distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

15       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager of the Fund. As compensation for its services, the Fund pays SBFM a management fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2004, the Fund paid transfer agent fees of $18,611 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

On April 29, 2004, the Fund’s Class L shares were renamed as Class C shares.

There is a maximum initial sales charge of 2.00% for Class A shares. There is also a contingent deferred sales charge (“CDSC”) of 1.00% on Class A shares, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. In addition, Class B shares are subject to a 5.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year after purchase payment until no CDSC is incurred.

For the six months ended June 30, 2004, CGM received sales charges of approximately $63,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2004, CDSCs paid to CGM were approximately:

	Class A	Class B
CDSCs	$6,000	$7,000

16       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3.	Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments, principal payments and mortgage dollar rolls) were as follows:

Purchases	$140,796,216

Sales	56,442,792

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$958,311
Gross unrealized depreciation	(3,647,324)

Net unrealized depreciation	$(2,689,013)

4.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.	Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by

17       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

“marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. Treasury Notes	150	9/04	$21,296,426	$21,396,094	$99,668

6.	Mortgage Dollar Roll Transactions

A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase the securities may be limited.

During the six months ended June 30, 2004, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $19,293,750.

At June 30, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $10,129,297.

18       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.	Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At June 30, 2004, the Fund held TBA securities with a total cost of $10,129,297.

8.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.50% of the average daily net assets of each class, respectively. For the six months ended June 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
Rule 12b-1 Distribution Plan Fees	$114,387	$16,939	$99,502

For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C	Class Y
Transfer Agency Service Expenses	$35,685	$728	$9,672	$128

19       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C	Class Y
Shareholder Communication Expenses	$20,972	$1,543	$7,912	$169

9.	Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2004	Year Ended December 31, 2003*
Net Investment Income
Class A	$1,228,580	$2,769,397
Class B	50,077	37,277
Class C	286,413	450,813
Class Y	3,357,956	5,543,343

Total	$4,923,026	$8,800,830

*	For Class B shares, amount is for the period January 13, 2003 (inception date) to December 31, 2003.

10.	Capital Shares

At June 30, 2004, the Company had two billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2004		Year Ended December 31, 2003*
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,422,418	$18,762,907	15,326,298	$65,536,917
Shares issued on reinvestment	225,835	956,990	538,511	2,302,630
Shares reacquired	(4,315,778)	(18,315,537)	(15,605,293)	(66,719,517)

Net Increase	332,475	$1,404,360	259,516	$1,120,030

Class B
Shares sold	994,750	$4,225,285	868,378	$3,706,789
Shares issued on reinvestment	6,656	28,143	6,852	29,260
Shares reacquired	(317,414)	(1,344,292)	(155,994)	(663,791)

Net Increase	683,992	$2,909,136	719,236	$3,072,258

20       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2004		Year Ended December 31, 2003*
	Shares	Amount	Shares	Amount
Class C†
Shares sold	2,279,712	$9,694,653	7,132,681	$30,523,879
Shares issued on reinvestment	46,361	196,659	81,339	348,010
Shares reacquired	(2,103,095)	(8,912,821)	(3,460,365)	(14,798,986)

Net Increase	222,978	$978,491	3,753,655	$16,072,903

Class Y
Shares sold	9,535,600	$40,459,057	22,491,714	$96,135,443
Shares issued on reinvestment	387	1,640	66,107	283,637
Shares reacquired	(654,485)	(2,780,894)	(5,741,150)	(24,341,198)

Net Increase	8,881,502	$37,679,803	16,816,671	$72,077,882

*	For Class B shares, transactions are for the period January 13, 2003 (inception date) to December 31, 2003.
†	On April 29, 2004, Class L shares were renamed as Class C shares.

11.	Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. On August 12, 2004, CAM paid the Fund $12,074, its allocable share of the amount described above through a waiver of its fees.

21       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

12.	Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

22       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares	2004(1)(2)		2003(2)	2002(2)	2001(2)	2000(2)	1999(2)
Net Asset Value, Beginning of Period	$ 4.25		$ 4.28	$ 4.17	$ 4.06	$ 3.97	$ 4.13

Income (Loss) From Operations:
Net investment income	0.05		0.10	0.15	0.20	0.20	0.19
Net realized and unrealized gain (loss)	(0.05)		(0.01)	0.11	0.11	0.10	(0.16)

Total Income (Loss) From Operations	(0.00	)*	0.09	0.26	0.31	0.30	0.03

Less Distributions From:
Net investment income	(0.06)		(0.12)	(0.15)	(0.20)	(0.21)	(0.19)

Total Distributions	(0.06)		(0.12)	(0.15)	(0.20)	(0.21)	(0.19)

Net Asset Value, End of Period	$ 4.19		$ 4.25	$ 4.28	$ 4.17	$ 4.06	$ 3.97

Total Return	(0.09	)%‡	2.16%	6.36%	7.76%	7.67%	0.76%

Net Assets, End of Period (millions)	$91		$91	$90	$51	$44	$53

Ratios to Average Net Assets:
Expenses	0.86	%†	0.87%	0.95%	0.99%	1.01%	1.01%
Net investment income	2.33	†	2.44	3.49	4.75	5.16	4.70

Portfolio Turnover Rate	17	%**	56%	71%	54%	91%	88%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
*	Amount represents less than $0.01 per share.
**	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 22%.
‡	Total return is not annualized as it may not be representative of the total return for the year.
†	Annualized.

23       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares	2004(1)(2)	2003(2)(3)
Net Asset Value, Beginning of Period	$ 4.25	$ 4.26

Income (Loss) From Operations:
Net investment income	0.04	0.07
Net realized and unrealized gain (loss)	(0.05)	0.02

Total Income (Loss) From Operations	(0.01)	0.09

Less Distributions From:
Net investment income	(0.05)	(0.10)

Total Distributions	(0.05)	(0.10)

Net Asset Value, End of Period	$ 4.19	$ 4.25

Total Return‡	(0.32)%	2.04%

Net Assets, End of Period (millions)	$6	$3

Ratios to Average Net Assets†:
Expenses	1.34%	1.42%
Net investment income	1.84	1.84

Portfolio Turnover Rate	17%*	56%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period January 13, 2003 (inception date) to December 31, 2003.
*	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 22%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

24       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares(1)	2004(2)(3)		2003(3)	2002(3)(4)
Net Asset Value, Beginning of Period	$4.26		$4.28	$4.24

Income (Loss) From Operations:
Net investment income	0.04		0.08	0.05
Net realized and unrealized gain (loss)	(0.05)		0.00 *	0.05

Total Income (Loss) From Operations	(0.01)		0.08	0.10

Less Distributions From:
Net investment income	(0.05)		(0.10)	(0.06)

Total Distributions	(0.05)		(0.10)	(0.06)

Net Asset Value, End of Period	$4.20		$4.26	$4.28

Total Return	(0.34	)%‡	1.88%	2.34	%‡

Net Assets, End of Period (millions)	$26		$26	$10

Ratios to Average Net Assets:
Expenses	1.37	%†	1.39%	1.32	%†
Net investment income	1.80	†	1.85	2.81	†

Portfolio Turnover Rate	17	%**	56%	71%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	For the period August 5, 2002 (inception date) to December 31, 2002.
*	Amount represents less than $0.01 per share.
**	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 22%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

25       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Y Shares	2004(1)(2)		2003(2)	2002(2)	2001(2)	2000(2)	1999(2)
Net Asset Value, Beginning of Period	$ 4.26		$ 4.28	$ 4.17	$ 4.06	$ 3.97	$ 4.13
Income (Loss) From Operations:
Net investment income	0.06		0.12	0.17	0.22	0.23	0.21
Net realized and unrealized gain (loss)	(0.07)		(0.00)*	0.11	0.11	0.08	(0.16)
Total Income (Loss) From Operations	(0.01)		0.12	0.28	0.33	0.31	0.05
Less Distributions From:
Net investment income	(0.06)		(0.14)	(0.17)	(0.22)	(0.22)	(0.21)
Total Distributions	(0.06)		(0.14)	(0.17)	(0.22)	(0.22)	(0.21)
Net Asset Value, End of Period	$ 4.19		$ 4.26	$ 4.28	$4.17	$4.06	$3.97
Total Return	(0.13	)%‡	2.78%	6.81%	8.25%	8.18%	1.26%
Net Assets, End of Period (millions)	$236		$201	$130	$73	$53	$51
Ratios to Average Net Assets:
Expenses	0.49	%†	0.50%	0.52%	0.53%	0.54%	0.53%
Net investment income	2.69	†	2.79	3.93	5.17	5.65	5.19
Portfolio Turnover Rate	17	%**	56%	71%	54%	91%	88%
(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
*	Amount represents less than $0.01 per share.
**	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 22%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

26       Smith Barney Funds, Inc.      |      2004 Semi-Annual Report

SMITH BARNEY

FUNDS, INC.

DIRECTORS

Lee Abraham

Allan J. Bloostein

Jane F. Dasher

Donald R. Foley

R. Jay Gerken, CFA

Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and Chief

Executive Officer

Andrew B. Shoup

Senior Vice President
and Chief Administrative Officer

Robert J. Brault

Chief Financial Officer

and Treasurer

Mark Lindbloom

Vice President and

Investment Officer

Domenick M. Masotti

Vice President and

Investment Officer

Theresa M. Veres

Vice President and

Investment Officer

OFFICERS (continued)

Andrew Beagley

Chief Anti-Money

Laundering Compliance

Officer and Chief Compliance

Officer

Kaprel Ozsolak

Controller

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney Funds, Inc.

Short-Term Investment Grade Bond Fund

The Fund is a separate investment fund of the Smith Barney Funds, Inc., a Maryland corporation.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. —  Short-Term Investment Grade Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY FUNDS, INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2 New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

FD0632 8/0404-7067

ITEM 2. CODE OF ETHICS.

      Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

      MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 8. [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Funds, Inc.

Date: September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Funds, Inc.

Date: September 3, 2004

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Smith Barney Funds, Inc.

Date: September 3, 2004